Document and Entity Information	9 Months Ended
Mar. 31, 2012
Document Information [Line Items]
Document Type	S-1
Pre-effective amendment number	1
Amendment Flag	false
Document Period End Date	Mar. 31, 2012
Trading Symbol	LYRI
Entity Registrant Name	LYRIS, INC.
Entity Central Index Key	0001166220
Entity Filer Category	Smaller Reporting Company